30. Other operating income (expenses), net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Operating Income Expenses Net
Other operating income, net	R$ 75,667	R$ 93,089	R$ 75,410
Other operating expenses	(94,415)	(64,498)	(81,089)
Other operating income (expenses), net	R$ (18,748)	R$ 28,591	R$ (5,679)